17. Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of property plant and equipment
17.1	Property, plant and equipment by asset class

		Accumulated			Accumulated
	Cost	depreciation	12.31.2020	Cost	depreciation	12.31.2019
In service
Reservoirs, dams and aqueducts	8,081,989	(4,600,598)	3,481,391	8,082,238	(4,405,546)	3,676,692
Machinery and equipment	7,644,171	(2,619,939)	5,024,232	8,875,458	(2,871,568)	6,003,890
Buildings	1,968,591	(1,096,016)	872,575	1,962,033	(1,054,009)	908,024
Land	490,177	(38,269)	451,908	490,071	(27,651)	462,420
Vehicles and aircraft	44,617	(42,725)	1,892	47,960	(44,876)	3,084
Furniture and tools	22,314	(15,498)	6,816	22,415	(14,466)	7,949
(-) Impairment (17.5)	(925,521)	-	(925,521)	(961,177)	-	(961,177)
(-) Impairment (17.6)	(27,928)	-	(27,928)	(81,322)	-	(81,322)
(-) Special Obligations	(332)	81	(251)	(78)	35	(43)
	17,298,078	(8,412,964)	8,885,114	18,437,598	(8,418,081)	10,019,517

In progress
Cost	734,507	-	734,507	700,172	-	700,172
(-) Impairment (17.5)	(120,308)	-	(120,308)	(122,261)	-	(122,261)
(-) Impairment (17.6)	(3,853)	-	(3,853)	(5,325)	-	(5,325)
	610,346	-	610,346	572,586	-	572,586
	17,908,424	(8,412,964)	9,495,460	19,010,184	(8,418,081)	10,592,103

Schedule of changes in property plant and equipment
17.2	Changes in property, plant and equipment

	Balance as of	Additions / Impairment		Loss on		Balance as of
	January 1, 2020		Depreciation	disposal	Transfers	December 31, 2020
In service
Reservoirs, dams and aqueducts	3,676,692	-	(195,062)	-	(239)	3,481,391
Machinery and equipment	6,003,890	-	(431,088)	(86,550)	160,968	5,647,220
Buildings	908,024	-	(42,593)	(83)	7,227	872,575
Land	462,420	-	(10,617)	(2)	107	451,908
Vehicles and aircraft	3,084	-	(1,171)	(123)	102	1,892
Furniture and tools	7,949	-	(1,559)	(238)	664	6,816
(-) Impairment (17.5)	(961,177)	35,656	-	-	-	(925,521)
(-) Impairment (17.6)	(81,322)	53,394	-	-	-	(27,928)
(-) Special Obligations	(43)	-	46	-	(254)	(251)
(-) Reclassification (a)	-	-	-	-	(622,988)	(622,988)
	10,019,517	89,050	(682,044)	(86,996)	(454,413)	8,885,114
In progress
Cost	700,172	273,823	-	(8,126)	(170,053)	795,816
(-) Impairment (17.5)	(122,261)	1,953	-	-	-	(120,308)
(-) Impairment (17.6)	(5,325)	1,472	-	-	-	(3,853)
(-) Reclassification (a)	-	-	-	-	(61,309)	(61,309)
	572,586	277,248	-	(8,126)	(231,362)	610,346
	10,592,103	366,298	(682,044)	(95,122)	(685,775)	9,495,460
(a) Reclassification to Assets classified as held for sale (Note 40).

	Balance as of	Additions / Impairment		Loss on		Balance as of
	January 1, 2019		Depreciation	disposal	Transfers	December 31, 2019
In service
Reservoirs, dams and aqueducts	2,426,474	-	(188,334)	(42)	1,438,594	3,676,692
Machinery and equipment	2,974,142	-	(409,571)	(141,902)	3,581,221	6,003,890
Buildings	479,207	-	(52,330)	-	481,147	908,024
Land	357,102	-	(9,466)	(463)	115,247	462,420
Vehicles and aircraft	5,766	-	(3,482)	(128)	928	3,084
Furniture and tools	9,415	-	(2,007)	(9)	550	7,949
(-) Impairment	(3,489)	61,112	-	-	(1,100,122)	(1,042,499)
(-) Special Obligations	(41)	-	8	-	(10)	(43)
	6,248,576	61,112	(665,182)	(142,544)	4,517,555	10,019,517
In progress
Cost	5,789,780	551,162	-	(15,540)	(5,625,230)	700,172
(-) Impairment	(1,197,693)	(30,015)	-	-	1,100,122	(127,586)
	4,592,087	521,147	-	(15,540)	(4,525,108)	572,586
	10,840,663	582,259	(665,182)	(158,084)	(7,553)	10,592,103

Schedule of joint operations property plant and equipment

The amounts recorded under property, plant and equipment referring to the share of interest of Copel GeT in consortiums are shown below:

Joint operations	Share Copel GeT (%)	Annual average depreciation rate(%)	12.31.2020	12.31.2019
HPP Gov. Jayme Canet Júnior (Mauá) - Consórcio
Energético Cruzeiro do Sul	51.0
In service			859,917	859,917
(-) Accumulated depreciation		3.43	(235,454)	(206,000)
In progress			24,827	16,789
			649,290	670,706
HPP Baixo Iguaçu	30.0
In service			691,833	692,593
(-) Accumulated depreciation		3.29	(41,803)	(19,038)
In progress			50,114	49,240
			700,144	722,795
			1,349,434	1,393,501

Schedule of impairment balances

The projects with impairment balances recorded at December 31, 2020 are the following:

			Property, Plant and Equipment	Value in use
	Cost	Depreciation	Impairment
HPP Colíder	2,477,374	(167,432)	(683,193)	1,626,749
UEGA	701,736	(441,827)	(138,777)	121,132
Consórcio Tapajós (a)	14,464	-	(14,464)	-
Power plants in Paraná	984,823	(85,790)	(209,395)	689,638
	4,178,397	(695,049)	(1,045,829)	2,437,519
(a) Project under development

Schedule of impairment of property plant and equipment

The table below shows the changes in the impairment for the years:

	Balance as of	Impairment	Transfer	Balance as of	Impairment	Balance as of
	January 1, 2019			December 31, 2019		December 31, 2020
In service
UHE Colíder	-	(45,547)	(731,747)	(777,294)	94,101	(683,193)
Wind power complex Cutia	-	114,144	(168,248)	(54,104)	54,104	-
Wind power complex Bento Miguel	-	87,370	(87,370)	-	-	-
UEGA	-	-	-	-	(138,777)	(138,777)
Power plants in Paraná	(3,489)	(13,534)	(112,756)	(129,779)	26,228	(103,551)
	(3,489)	142,433	(1,100,121)	(961,177)	35,656	(925,521)
In progress
HPP Colíder	(731,265)	(482)	731,747	-	-	-
Wind power complex Cutia	(167,875)	(373)	168,248	-	-	-
Wind power complex Bento Miguel	(84,621)	(2,749)	87,370	-	-	-
Consórcio Tapajós	(14,464)	-	-	(14,464)	-	(14,464)
Power plants in Paraná	(199,468)	(21,085)	112,756	(107,797)	1,953	(105,844)
	(1,197,693)	(24,689)	1,100,121	(122,261)	1,953	(120,308)
	(1,201,182)	117,744	-	(1,083,438)	37,609	(1,045,829)

Schedule of impairment risk

In addition, the Company carried out a sensitivity analysis, increasing the discount rate shown below by 5% and 10% to assess the risk of impairment of each plant.

Unidade geradora de caixa	Discount		VR/VC-1	VR/VC-1	Impairment Risk
	rate	VR/VC-1	(5% Variation)	(10% Variation)
Wind power Assets
São Bento Complex (a)	7.08%	56.04%	51.92%	47.97%	-
Brisa I Complex(b)	7.08%	46.29%	42.44%	38.76%	-
Brisa II Complex(c)	7.08%	50.09%	45.45%	41.03%	-
Bento Miguel Complex (d)	7.08%	5.79%	2.35%	-0.91%	7,254
Hydric Assets
Foz do Areia	5.70%	153.23%	152.06%	150.91%	-
Segredo	5.70%	189.54%	185.33%	181.21%	-
Caxias	5.70%	138.68%	134.97%	131.33%	-
Guaricana	5.70%	27.44%	26.28%	25.14%	-
Chaminé	5.70%	68.26%	66.71%	65.17%	-
Apucaraninha	5.70%	38.39%	37.10%	35.82%	-
Chopim I	5.70%	158.47%	152.77%	147.25%	-
Mauá	5.70%	88.81%	84.52%	80.38%	-
Cavernoso	5.70%	754.19%	740.28%	726.70%	-
Cavernoso II	5.70%	13.53%	10.72%	8.01%	-
Bela Vista	5.70%	44.01%	38.29%	32.89%	-
Elejor	5.00%	67.71%	65.01%	59.54%	-
(a) Contemplates the GE Boa Vista, GE Farol, GE Olho D’Água e GE São Bento do Norte wind farms.
(b) Contemplates theNova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III e Nova Eurus IV wind farms.
(c) Contemplates theSanta Maria, Santa Helena e Ventos de Santo Uriel wind farms.
(d) Contemplates São Bento do Norte I, São Bento do Norte II, São Bento do Norte III, São Miguel I, São Miguel II andGE São Miguel III wind farms.

Schedule of average depreciation rates
17.8	Depreciation rates
Depreciation rates
Depreciation rates (%)	12.31.2020	12.31.2019	12.31.2018
Average generation segment rates (Note 17.8.1)
General equipment	6.26	6.33	6.25
Machinery and equipment	3.39	3.67	3.56
Generations	3.73	3.38	3.34
Reservoirs, dams and ducts	2.68	2.50	2.21
Hydraulic turbines	2.93	2.89	2.60
Gas and steam turbines	2.00	2.00	2.00
Water cooling and treatment	4.00	4.00	4.00
Gas conditioner	4.00	4.00	4.00
Wind power plant unit	4.94	5.49	3.71
Average rates for central government assets
Buildings	3.35	3.35	3.35
Machinery and office equipment	6.25	6.25	6.25
Furniture and fixtures	6.25	6.25	6.25
Vehicles	14.29	14.29	14.29
Telecommunications segment rates
Infrastructure backbone	3% to 5%	3% to 5%	3% to 5%
Infrastructure last mile	17% and 25%	17% and 25%	3% to 17%
Other infrastructure equipment	7% to 20%	7% to 20%	7% to 20%